REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of right of return assets and refund liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Right of return assets	$ 26.1	$ 18.2
Refund liabilities	$ 169.8	$ 115.7